FINANCIAL INSTRUMENTS - Disclosure of Foreign currency sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Short-term investments	$ 9,843	$ 19,557
Foreign currency risk | USD
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible decrease in risk component	$ (159)	$ (721)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 159	$ 721
Foreign currency risk | EUR
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible decrease in risk component	$ (32)	$ (66)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 32	$ 66